Derivative Financial Asset (Tables)	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Disclosure of Derivative Financial Asset

Currency Pair	Notional Amount	Contract rate	Maturity	Fair Value Gain/(Loss)
EUR/AUD	EUR 10,218,192	0.5515	28 Apr 2026	9,242